Retirement Plans - Plan's Assets at Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 16,150	$ 15,647	$ 16,184
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	16,150	15,647
Supplemental Retirement Plan [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	64	94
Supplemental Retirement Plan [Member] | Bond Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	23	23
Supplemental Retirement Plan [Member] | Common/Collective Trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	5,593	6,315
Supplemental Retirement Plan [Member] | Equity Market Funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	399	357
Supplemental Retirement Plan [Member] | Equity Market Funds, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	1,023	1,155
Supplemental Retirement Plan [Member] | Equity Market Funds, Mid Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	282	242
Supplemental Retirement Plan [Member] | Equity Market Funds, Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	376	123
Supplemental Retirement Plan [Member] | Common/Collective Trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	8,390	7,338
(Level 1) [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	16,086	15,553
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Bond Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	23	23
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Common/Collective Trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	5,593	6,315
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity Market Funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	399	357
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity Market Funds, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	1,023	1,155
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity Market Funds, Mid Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	282	242
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity Market Funds, Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	376	123
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Common/Collective Trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	8,390	7,338
(Level 2) [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	64	94
(Level 2) [Member] | Supplemental Retirement Plan [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 64	$ 94